Fair Value Measurement (Details) - Schedule of liabilities in respect of the business combinations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Liabilities In Respect Of The Business Combinations [Abstract]
Opening balance	$ 17,772	$ 10,561
Increase in contingent consideration due to acquisitions	10,670	3,098
Payment of contingent consideration	(8,547)	(1,816)
Increase in fair value of contingent consideration	119	3,476
Decrease in fair value of contingent consideration	(1,025)	(244)
Foreign currency translation adjustments	(598)	(36)
Amortization of interest and exchange rate	1,302	2,661
Closing balance	$ 19,693	$ 17,772